BALANCE SHEETS - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Jul. 20, 2021	Feb. 01, 2021
CURRENT ASSETS
Cash	$ 37,183	$ 93,344		$ 670,522
Prepaid expenses and other assets	135,063	175,023		324,280
Total current assets	172,246	268,367		994,802
Prepaid expenses- non current				175,024
Investments held in Trust Account	31,987,191	205,927,087		202,006,302
TOTAL ASSETS	32,159,437	206,195,454		203,176,128
CURRENT LIABILITIES
Accounts payable	605,052	458,776		113,695
Due to affiliate	377,693	347,693		227,693
Note Payable - related party	1,450,000	1,000,000
Loan from Sponsor	150,000
Total current liabilities	2,582,745	1,806,469		341,388
Derivative warrant liabilities	1,620,000	540,000		8,992,000
Deferred underwriting fee payable	9,000,000	9,000,000		9,000,000	$ 9,000,000
Total liabilities	13,202,745	11,346,469		18,333,388
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' DEFICIT
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding
Accumulated deficit	(13,030,999)	(11,078,602)		(17,164,062)
Total Shareholders' Deficit	(13,030,499)	(11,078,102)	$ (14,037,397)	(17,163,562)		$ 0
TOTAL LIABILITIES, REDEEMABLE ORDINARY SHARES AND SHAREHOLDERS' DEFICIT	32,159,437	206,195,454		203,176,128
Class A ordinary shares subject to possible redemption
REDEEMABLE ORDINARY SHARES
Class A ordinary shares subject to possible redemption, $0.0001 par value, 3,011,425 shares at redemption value of $10.62 at March 31, 2023, and 20,000,000 shares at redemption value of $10.30 per share at December 31, 2022, respectively	31,987,191	205,927,087		202,006,302
Class A ordinary shares not subject to possible redemption
SHAREHOLDERS' DEFICIT
Ordinary shares		0		0
Class B Ordinary shares
SHAREHOLDERS' DEFICIT
Ordinary shares	$ 500	$ 500		$ 500